CONVERTIBLE NOTES	6 Months Ended
Jun. 30, 2025
CONVERTIBLE NOTES
CONVERTIBLE NOTES

15. CONVERTIBLE NOTES

	Subsidiary	2024	2025
	Convertible Note	Convertible Notes	Convertible Notes	Total
	US$	US$	US$	US$
Balance as of December 31, 2024	74,246	113,910	—	188,156
Issuance of convertible notes	—	—	189,263	189,263
Changes in fair values of convertible notes, excluding impact of instrument-specific credit risk	1,582	5,948	9,783	17,313
Changes in fair values of convertible notes due to the instrument-specific credit risk	(12,249)	(595)	—	(12,844)
Repayment	—	(119,263)	—	(119,263)
Foreign currency translation adjustment	276	—	—	276
Balance as of June 30, 2025	63,855	—	199,046	262,901
Including:
– Current portion	—	—	123,544	123,544
– Non-current portion	63,855	—	75,502	139,357

Subsidiary Convertible Note

In June 2022, the Company’s subsidiary, Ningbo Lotus Robotics Co., Ltd. (“Ningbo Robotics”), issued a seven-year convertible note (the “Subsidiary Convertible Note”) with the principal amount of RMB500,000 to an investor (the “Subsidiary Convertible Note Holder”). The Subsidiary Convertible Note Holder is entitled to receive annual interest equal to the outstanding principal multiplied by the latest five-year loan prime rate (“LPR”) published by China Foreign Exchange Trade System plus 79.8% per annum, i.e., LPR* (1+79.8%) (“interest rate”) on June 30 every year until the expiration of the Subsidiary Convertible Note. The Subsidiary Convertible Note Holder has the right to convert the Subsidiary Convertible Note to the subsidiary’s equity within 7 years from the issuance date (i.e., convertible before June 8, 2029), if the agreed financial performance of Ningbo Robotics achieved. All outstanding interest shall be paid in cash immediately before the conversion. The conversion price is RMB 135 per ordinary share of Ningbo Robotics (1 paid in capital equal to 1 share), subject to anti-dilution adjustment. Ningbo Lotus, the immediate parent company of Ningbo Robotics, shall redeem all outstanding principal amount of Subsidiary Convertible Note at maturity (i.e., June 8, 2029).

The Group elected the fair value option for the Subsidiary Convertible Note, including the component related to accrued interest. The Group believes the fair value option best reflects the economics of the underlying transaction. The Subsidiary Convertible Note was recognized at fair value at the issuance date and is measured subsequently at fair value. The changes in fair values due to the instrument-specific credit risk were charged to other comprehensive income (loss) and all other changes in fair values were recognized as “Changes in fair values of liabilities, excluding impact of instrument-specific credit risk” in the consolidated statements of comprehensive loss.

The Group adopted a scenario-weighted average method to estimate the fair value of the Subsidiary Convertible Note, based on an analysis of future values of the settlement of the obligation, assuming various outcomes. The probability weightings assigned to certain potential scenarios were based on management’s assessment of the probability of settlement of the liability in cash or shares and an assessment of the timing of settlement. In each scenario, the obligation valuation was based on the contractually agreed cash payment or equivalent equity discounted to each valuation date. The fair value of the Subsidiary Convertible Note as of June 30, 2025 was estimated with the following key assumptions used:

As of June 30, 2025
Risk-free interest rates	1.43%
Probability of conversion	10%
Bond yields	14.73%~15.41%

2024 Convertible Notes

On June 24 and June 25, 2024, the Company entered into short-term unsecured convertible notes (“2024 Convertible Notes”) agreement with a related party, Geely International (Hong Kong) Limited (“Geely HK”) (“2024 Convertible Notes Holder”) and issued convertibles notes with principal amounts of US$54,904 and US$54,880, respectively, that will both be due on June 22, 2025. The 2024 Convertible Notes Holder is entitled to receive interest at coupon rate of Secured Overnight Financing Rate published on the New York Federal Reserve website (“SOFR”) plus 3.35% per annum. The 2024 Convertible Notes Holder has the right, at its option, to convert all or any portion of the notes, to the Company’s fully paid ordinary shares at any time during the conversion period. The conversion price equals to the volume-weighted average of the last reported sale price of the Company’s ADSs over the 10 consecutive trading days immediately preceding the applicable conversion date, subject to adjustment.

The 2024 Convertible Notes were fully repaid in June 2025. Upon the repayment, the accumulated recognized other comprehensive loss relating to fair value changes due to instrument-specific credit risk of US$2,259 was recycled to the unaudited condensed consolidated statement of comprehensive loss for the six months ended June 30, 2025.

2025 Convertible Notes

On February 28 and June 20, 2025, the Company entered into unsecured convertible notes (“2025 Convertible Notes”) agreements with a related party, Geely HK (“2025 Convertible Notes Holder”) and issued convertibles notes with principal amounts of US$70,000 and US$ 119,263. The 2025 Convertible Notes were issued on April 28 and June 20, 2025, respectively, and will be due on April 28, 2027 and June 18, 2026, respectively. The 2025 Convertible Notes Holder is entitled to receive interest at coupon rate of SOFR published on the New York Federal Reserve website plus 3.35% per annum. The 2025 Convertible Notes Holder has the right, at its option, to convert all or any portion of the notes, to the Company’s fully paid ordinary shares at any time during the conversion period. The conversion price equals to the volume-weighted average of the last reported sale price of the Company’s ADSs over the 10 consecutive trading days immediately preceding the applicable conversion date, subject to adjustment. In addition, in connection with 2025 Convertible Notes issued on April 28, 2025, 2025 Convertible Notes Holder entered into equity pledge agreements with Ningbo Lotus, a wholly-owned subsidiary of the Company, pursuant to which Ningbo Lotus agreed to pledge to the 2025 Convertible Notes Holder 50% equity interests held by Ningbo Lotus in Ningbo Robotics.

The Group elected the fair value option to account for the 2024 Convertible Notes and 2025 Convertible Note (the “Convertible Notes”), including the component related to accrued interest. The Group believes the fair value option best reflects the economics of the underlying transaction. The Convertible Notes were recognized at fair value at the issuance date and is measured subsequently at fair value. The changes in fair values due to the instrument-specific credit risk were charged to other comprehensive income (loss) and reclassified to profit or loss upon termination of related convertible notes. All other changes in fair values were recognized as “Changes in fair values of liabilities, excluding impact of instrument-specific credit risk” in the consolidated statements of comprehensive loss.

The Group adopted a binomial option-pricing model to estimate the fair value of the Convertible Notes, based on assumptions related to risk-free interest rate, expected share-price volatility, bond yield and dividend yield. On each node of the binomial lattice, the obligation valuation was based on the contractually agreed cash payment or equivalent equity discounted to each valuation date. The fair values of the 2025 Convertible Notes as of June 30, 2025 were estimated with the following key assumptions used:

As of June 30, 2025

Risk‑free interest rate	3.69%~3.90%
Volatilities	53.37%~56.34%
Bond yield	18.04%~18.38%